Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses for other financial assets		$ 91	$ 105	$ 220
Interest income on impaired loans	[1]	5,994	$ 5,751	6,048
Gross impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans		$ 61		$ 78

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $6,331 for the quarter ended January 31, 2022 (October 31, 2021 – $6,080; January 31, 2021 – $6,400).